STOCK-BASED COMPENSATION (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 24, 2024	Oct. 11, 2024	Apr. 17, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				$ 3,342	$ 6,684
Future compensation expense				4,456	$ 4,456	$ 13,368
Weighted average remaining term					6 months
Intrinsic value
Stock price				$ 5.72	$ 5.72
Share based compensation, exercise price					$ 0	$ 46.50
Fair value of the options vested						$ 524,960
Fair value of the options granted						538,323
Fair value of the non vested options granted						$ 13,368
2024 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted	32,000
Share based compensation, description		Vesting terms of these options are as follows: (i) 21,520 options vest upon issuance and (ii) 1,100 options vest 50% upon issuance and 50% on the one-year anniversary of the grant date.
2024 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, exercise price		$ 46.50
Common Class A [Member] | 2024 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, authorised	32,000
Share based compensation, granted		22,620
Fair value of the options vested		$ 538,323
Common Class A [Member] | Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			1,437
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value			$ 83.50